FINANCIAL EXPENSES, NET (Tables)	3 Months Ended	6 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
FINANCIAL EXPENSES, NET [Abstract]
Schedule of Financial Expenses (Income), Net
	September 30,
	2012	2011
	($ in thousands)

Bank commissions	$9	$8
Interest income	(9)	(20)
Exchange rate differences	5	105
Interest expense (including debt issuance costs)	988	15
Change in fair value of warrants and embedded derivatives	3,225
	$4,218	$108

	6 month period ended June 30, 2012	Year ended December 31
		2011	2010	2009
	($ in thousands)
Bank commissions	$30	$63	$83	$18
Interest income	(9)	(36)	(1)	(1)
Exchange rate differences	(40)	177	(33)	30
Interest expense (including debt issuance costs)	1,232	730	105	221
Change in fair value of warrants and embedded derivatives	(1,322)
Redemption of beneficial conversion feature of convertible loan				(308)
	$(109)	$934	$154	$(40)